CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive (loss)	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 631	$ 5,462,236	$ (4,491,004)	$ (4,104)	$ 967,759
Beginning Balance, Shares at Dec. 31, 2012	63,075,122
Stock based compensation - Series A Warrant		237,971			237,971
Stock based compensation - options		15,440			15,440
Issuance of Units	3,500,000
Issuance of Units, Value	35	1,504,965			1,505,000
Reclassification adjustment on disposal of subsidiary				4,104	4,104
Net Loss			(1,032,788)		(1,032,788)
Ending Balance, Amount at Dec. 31, 2013	666	7,220,612	(5,523,792)		1,697,486
Ending Balance, Shares at Dec. 31, 2013	66,575,122
Stock based compensation - Series A Warrant		195,333			195,333
Stock based compensation - options		19,355			19,355
Net Loss			(601,703)		(601,703)
Ending Balance, Amount at Jun. 30, 2014	$ 666	$ 7,435,300	$ (6,125,495)		$ 1,310,471
Ending Balance, Shares at Jun. 30, 2014	66,575,122